STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Dec. 31, 2011	$ 6,677	$ 0	[1]	$ 117,012	$ (10)	$ (110,325)
Balance (in shares) at Dec. 31, 2011		6,016,455
Net loss	(13,787)	0		0	0	(13,787)
Stock based compensation	410	0		410	0	0
Compensation granted in stock	97	0	[1]	97	0	0
Compensation granted in stock (in Shares)		3,217
Issuance of stock for inducement of 2011 Convertible note payable	400	0	[1]	400	0	0
Issuance of common shares (in shares)		11,428
Exercise of options	5	0	[1]	5	0	0
Exercise of options (in shares)		660
Purchase of treasury stock	(12)	0		0	(12)	0
Issuance of stock in exchange for payment of interest on convertible debt	180	0	[1]	180	0	0
Issuance of stock in exchange for payment of interest on convertible debt (shares)		10,186
Conversion of 2011 Convertible Note Payable Principal Balance	0
Issuance of warrants for the Bridge Loan and extinguishment	143	0		143	0	0
Balance at Dec. 31, 2012	(5,887)	0	[1]	118,247	(22)	(124,112)
Balance (in shares) at Dec. 31, 2012		6,041,946
Net loss	(27,450)	0		0	0	(27,450)
Stock based compensation	796	0		796	0	0
Compensation granted in stock	94	0	[1]	94	0	0
Compensation granted in stock (in Shares)		15,242
Exercise of options (in shares)	93,805	857,250
Issuance of stock in exchange for payment of interest on convertible debt	180	0	[1]	180	0	0
Issuance of stock in exchange for payment of interest on convertible debt (shares)		41,672
Conversion of 2011 Convertible Note Payable Principal Balance	15,000	0	[1]	15,000	0	0
Conversion of 2011 Convertible Note Payable Principal Balance (in shares)		1,127,820
Issuance of stock for inducement of 2011 Convertible note payable	0	0	[1]	0	0	0
Stock Issued During Period, Shares, New Issues (in shares)		159,330
Issuance of stock for conversion of Bridge Loan and extinguishment	11,480	0	[1]	11,480	0	0
Issuance of stock for conversion of Bridge Loan and extinguishment (in shares)		2,187,529
Issuance of Warrants - conversion of bridge loan	392	0		392	0	0
Issuance of warrants for the Bridge Loan and extinguishment	401	0		401	0	0
Issuance of shares and warrants - IPO	6,751	0	[1]	6,751	0	0
Issuance of shares and warrants - IPO (in shares)		1,337,792
Issuance of shares and warrants - IPO over-allotment	1,027	0	[1]	1,027	0	0
Issuance of shares and warrants - IPO over-allotment (in shares)		200,668
Issuance of - shares, warrants, and modification of options for one-time agreement with MBTH	10,067	0	[1]	10,067	0	0
Issuance of - shares, warrants, and modification of options for one-time agreement with MBTH (in shares)		1,599,453
Issuance of shares and warrants - secondary offering	9,147	0	[1]	9,147	0	0
Issuance of shares and warrants - secondary offering (in shares)		5,715,000
Issuance of stock - secondary offering exercise of over-allotment	415	0	[1]	415	0	0
Issuance of stock - secondary offering exercise of over-allotment (in shares)		255,000
Issuance of stock from exercise of warrants	3	0	[1]	3	0	0
Issuance of stock from exercise of warrants (in shares)		858
Balance at Dec. 31, 2013	$ 22,416	$ 0	[1]	$ 174,000	$ (22)	$ (151,562)
Balance (in shares) at Dec. 31, 2013		18,682,310

[1]	Less than $1